Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current liabilities
Current portion of operating lease obligations, related party amount	$ 2,010	$ 2,537
Long-term liabilities
Noncurrent portion of operation lease obligations, related party amount	$ 11,345	$ 13,355
Equity
Share capital, shares issued (in shares)	201,190,621	201,190,621
Share capital, shares outstanding (in shares)	200,485,621	200,435,621
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05